Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

VistaShares DIVBoost Dividend Leaders Distribution ETF (DVBL)

VistaShares DIVBoost Dividend Champions Distribution ETF (DVBC)

VistaShares DIVBoost Sector Distribution ETF (DVBS)

VistaShares DIVBoost Utilities Distribution ETF (DVBU)

VistaShares DIVBoost High Yield Bond Distribution ETF (DVBY)

VistaShares DIVBoost REIT Distribution ETF (DVBR)

VistaShares DIVBoost Energy Distribution ETF (DVBE)

(each a “Fund,” together the “Funds”)

each listed on NYSE Arca, Inc.

June 22, 2026

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated January 8, 2026

Effective immediately, all references in the Prospectus to the Funds’ August 31, 2026 Semi-Annual Certified Shareholder Report are hereby deleted and replaced with references to the Funds’ May 31, 2026 Semi-Annual Certified Shareholder Report.

Effective immediately, all references in the SAI to the Funds’ “fiscal year ending February 28” are hereby deleted and replaced with references to the Funds’ “fiscal year ending November 30,” with the Funds’ first fiscal year ending November 30, 2026.

Please retain this Supplement for future reference.